Warrants (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 04, 2025	Jul. 31, 2025
PreFunded Warrant [Member]
Warrants [Line Items]
Issuance of ordinary shares	49,309
Exercise price (in Dollars per share)		$ 0.01
Warrant exercisable ordinary share		1
Percentage of beneficially owning		4.99%
Percentage for purchases of ordinary shares		9.99%
Restricted Warrants [Member]
Warrants [Line Items]
Issuance of ordinary shares	137,086
Gross proceeds (in Dollars)	$ 2.5
Exercise price (in Dollars per share)		$ 21.6
Ordinary Shares [Member] | PreFunded Warrant [Member]
Warrants [Line Items]
Issuance of ordinary shares	87,778
Ordinary shares, par value (in Dollars per share)	$ 0.001